Interim Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands		Jun. 30, 2024		Dec. 31, 2023		Jun. 30, 2023
Current assets
Cash and cash equivalents		$ 5,036		$ 9,292
Short term bank deposits		7,691		10,492
Restricted cash		74		76
Other receivables and prepaid expenses		654		1,037
Total current assets		13,455		20,897
Non-current assets
Long term prepaid expenses		472		559
Property and equipment, net		276		303
Operating lease right-of-use assets		341		392
Total non-current assets		1,089		1,254
Total assets		14,544		22,151
Current liabilities
Trade payables		1,113		516
Accrued expenses		2,546		3,423
Employee and related expenses		540		823
Operating lease liabilities		109		76
Total current liabilities		4,308		4,838
Non-current liabilities
Operating lease liabilities - long term		251		316
Total non-current liabilities		251		316
Commitments and contingent liabilities
Total liabilities		4,559		5,154
Shareholders' equity
Ordinary shares no par value - Authorized: 4,650,000,000 shares as of June 30, 2024 and 650,000,000 shares as of December 31, 2023; Issued and outstanding: 287,183,800 Ordinary shares as of June 30, 2024 and 284,094,700 as of December 31, 2023;	[1]	0		0
Additional paid in capital	[1]	106,162		105,675
Accumulated deficit	[1]	(96,177)		(88,678)
Total shareholders' equity		9,985	[1]	16,997	[1]	$ 21,991
Total liabilities and shareholders' equity		$ 14,544		$ 22,151

[1]	1 American Depositary Share (ADS) represents 20 Ordinary Shares